Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other receivables
Value added tax and other tax receivables	$ 3,184	$ 2,350
Other items	910	506
Total	$ 4,094	$ 2,856